Financial instruments and fair value disclosures - Financial liabilities at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 6	$ 10,644
Lack of marketability discount rate applied in fair valuation of public warrants	7.50%
Warrant liability
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 6	10,644
Fair Value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	3	5,756
Fair Value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	3	4,888
Fair Value | Warrant liability | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	3	5,756
Fair Value | Warrant liability | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 3	$ 4,888